As filed with the Securities and Exchange Commission on September 12, 2000

Securities Act File No. 333-40436 Investment Company Act File No. 811-2405

U.S. SECURITIES AND EXCHANGE COMMISSION Washington D.C. 20549

FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.
[X]	Post-Effective Amendment No. 1 (Check appropriate box or boxes)

Merrill Lynch Balanced Capital Fund, Inc. (Exact Name of Registrant as Specified in its Charter)

(609) 282-2800 (Area Code and Telephone Number)

800 Scudders Mill Road Plainsboro, New Jersey 08536 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terry K. Glenn
Merrill Lynch Balanced Capital Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:
Frank P. Bruno, Esq. BROWN & WOOD LLP One World Trade Center New York, New York 10048-0557	Michael J. Hennewinkel, Esq. MERRILL LYNCH INVESTMENT MANAGERS 800 Scudders Mill Road Plainsboro, New Jersey 08536

Title of Securities Being Registered: Common Stock, Par Value $.10 per share.
No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-40436) filed on August 11, 2000.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article VI of Registrant’s Articles of Incorporation, Article VI of Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland, provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 16. Exhibits.

1	(a)	—	Articles of Incorporation of the Registrant, dated July 29, 1987.(a)
	(b)	—	Articles of Amendment dated October 3, 1988 to Articles of Incorporation of the Registrant.(a)
	(c)	—	Articles of Merger between Merrill Lynch Capital Fund, Inc. and Merrill Lynch New Capital Fund, Inc. dated July 29, 1988.(b)
	(d)	—	Articles of Amendment, dated May 27, 1988, to Articles of Incorporation of the Registrant.(b)
	(e)	—	Articles of Amendment, dated October 17, 1994, to Articles of Incorporation of the Registrant.(b)
	(f)	—	Articles Supplementary, dated October 17, 1994, to Articles of Incorporation of the Registrant.(b)
	(g)	—	Articles Supplementary, dated March 17, 1995, to Articles of Incorporation of the Registrant.(b)
	(h)	—	Articles Supplementary, dated November 4, 1998, to Articles of Incorporation of the Registrant.(c)
2		—	By-Laws of the Registrant.(d)
3		—	Not applicable.
4		—	Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Convertible Fund, Inc.(e)
5		—	Portions of the Articles of Incorporation, as amended, and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(f)
6	(a)	—	Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P. (“MLIM”).(a)
	(b)	—	Supplement to Investment Advisory Agreement between the Registrant and MLIM.(d)
7	(a)	—

Form of Revised Class A Shares Distribution Agreement between the Registrant and FAM Distributors, Inc. (formerly Princeton Funds Distributor, Inc.) (the “Distributor”) (including Form of Selected Dealers Agreement).(g)

	(b)	—	Class B Shares Distribution Agreement between the Registrant and the Distributor.(a)
	(c)	—	Letter Agreement between the Registrant and the Distributor, dated September 15, 1993, in connection with the Merrill Lynch Mutual Fund Adviser program.(d)
	(d)	—	Class C Shares Distribution Agreement between the Registrant and the Distributor.(g)
	(e)	—	Class D Shares Distribution Agreement between the Registrant and the Distributor.(g)
8		—	None.
9	(a)	—	Custody Agreement between the Registrant and The Bank of New York.(a)
	(b)	—	Amendment to Custody Agreement between the Registrant and The Bank of New York.(b)
10	(a)	—	Amended and Restated Class B Distribution Plan of the Registrant.(a)
	(b)	—	Form of Class C Distribution Plan of the Registrant and Class C Shares Distribution Plan Sub-Agreement.(g)
	(c)	—	Form of Class D Distribution Plan of the Registrant and Class D Shares Distribution Plan Sub-Agreement.(g)
	(d)	—	Merrill Lynch Select PricingSM System Plan pursuant to Rule l8f-3.(h)
11		—	Opinion and Consent of Brown & Wood LLP, counsel for the Registrant. (i)
12		—	Private Letter Ruling from the Internal Revenue Service.
13		—	Credit Agreement between the Registrant and a syndicate of banks (j)
14	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(j)
	(b)	—	Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Convertible Fund, Inc.(i)
15		—	Not applicable.
16		—	Power of Attorney.(k)
17	(a)	—	Prospectus dated July 3, 2000, and Statement of Additional Information dated July 3, 2000, of the Registrant.(i)
	(b)	—	Annual Report to Stockholders of the Registrant, for the year ended March 31, 2000.(l)
	(c)	—	Annual Report to Stockholders of Merrill Lynch Convertible Fund, Inc. for the year ended August 31, 1999.(l)
	(d)	—	Semi-Annual Report to Stockholders of Merrill Lynch Convertible Fund, Inc., for the six months ended February 29, 2000.(l)
	(e)	—	Form of Proxy (l)
	(f)	—	Code of Ethics (m)

(a)	Refiled on July 27, 1995, as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, pursuant to the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) phase-in requirements.
(b)	Previously filed on July 27, 1995 as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A.
(c)	Previously filed on May 26, 1999 as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A.

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(d)	Previously filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.
(e)	Included as Exhibit 1 to the Proxy Statement and Prospectus contained in this Registration Statement.
(f)	Reference is made to Article IV, Article V (Sections 3, 5, 6 and 7), Articles VI, VII and IX of the Registrant’s Articles of Incorporation, as filed as Exhibits 1(a), (b), (c), (d), (e) and (f) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A and to Article II, Article III (Sections 1, 3, 5 and 6), Articles VI, VII, XIII and XIV of the Registrant’s By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.
(g)	Previously filed as an exhibit to Post Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A.
(h)	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473), filed on January 25, 1996.
(i)	Previously filed on August 11, 2000 as an Exhibit to the Registrant’s Registration Statement on Form N-14.
(j)	Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed on December 21, 1999.
(k)	Included on the signature page of the N-14 Registration Statement filed on June 29, 2000 and incorporated herein by reference.
(l)	Previously filed on June 29, 2000 as an Exhibit to the Registrant’s Registration Statement on Form N-14.
(m)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Middle East/Africa Fund, Inc. (File No. 811-07155), filed on March 29, 2000.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

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SIGNATURES

 As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 12th day of September, 2000.

Merrill Lynch Balanced Capital Fund, Inc.
(Registrant)

By	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President and Director (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

M. COLYER CRUM* (M. Colyer Crum)	Director

LAURIE SIMON HODRICK* (Laurie Simon Hodrick)	Director

JACK B. SUNDERLAND* (Jack B. Sunderland)	Director

J. THOMAS TOUCHTON* (J. Thomas Touchton)	Director

FRED G. WEISS* (Fred G. Weiss)	Director

ARTHUR ZEIKEL* (Arthur Zeikel)	Director

*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)	Director	September 12, 2000

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EXHIBITS TO INDEX

Exhibit Number		Description
12	—	Private Letter Ruling from the Internal Revenue Service.